Note 23 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Details) - Balance Sheets, Parent Company (Details) (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	8,444,908	8,439,258
Common stock, shares outstanding (in shares)	8,444,908	8,439,258
Parent Company [Member]
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	8,444,908	8,439,258
Common stock, shares outstanding (in shares)	8,444,908	8,439,258